Fair value measurement (Tables)	12 Months Ended
Dec. 31, 2022
Fair value measurement [Abstract]
Non-financial Assets Measured at Fair Value Classified in Level 3
As of December 31, 2022 and 2021 non-financial assets measured at fair value are classified in Level 3 of this hierarchy, as described below:

	2022	2021
Level 3
Buildings	$103,815	$116,714
Land	1,147,174	1,199,550
	$1,250,989	$1,316,264

Reconciliation Between Carrying Amounts of Non-financial Assets Classified within Level 3
As of December 31, 2022, and 2021, the reconciliation between the carrying amounts of non-financial assets classified within Level 3 is as follows:

	2022	2021
Balance as of January 1	$1,316,264	$2,220,577
Amount recognized in other comprehensive income:
Revaluation surplus of vessels	-	(327,362)
Amount recognized in statements profit or loss:
Loss on the accord and satisfaction	(61,973)	(130,000)
	(61,973)	(457,362)

Additions and disposals, net	(3,302)	-
Transfer to available-for-sale assets	-	(446,951)
Balance as of December 31	$1,250,989	$1,316,264